Loan Servicing - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing [Abstract]
Escrow balances maintained	$ 1,968	$ 1,607
Fair value of servicing rights	$ 4,180	$ 3,714
Weighted average discount rate	10.50%	10.50%
Weighted average prepayment speed	10.80%	8.80%
Weighted average amortization period	6 years 4 months 13 days